UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

ITEM 1.    SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Technology Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.0%
Technology Hardware & Equipment - 32.1%
Communications Equipment - 15.2%
Cisco Systems, Inc. (a)	2,675,400	$47,541,858
Corning, Inc.	1,476,200	15,987,246
F5 Networks, Inc. (a)	353,500	8,773,870
Juniper Networks, Inc. (a)	1,335,200	25,021,648
QUALCOMM, Inc.	1,187,200	45,422,272

		142,746,894

Computers & Peripherals - 15.1%
Apple, Inc. (a)	376,000	40,453,840
Hewlett-Packard Co.	1,202,400	46,027,872
International Business Machines Corp.	604,900	56,237,553

		142,719,265

Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp.-Class A	293,400	8,405,910
HON HAI Precision Industry Co. Ltd.	305,700	737,867
Itron, Inc. (a)	165,100	8,004,048

		17,147,825

		302,613,984

Software & Services - 28.5%
Internet Software & Services - 7.6%
Baidu.com (Sponsored) (ADR) (a)	39,900	8,219,400
Equinix, Inc. (a)	157,700	9,843,634
Google, Inc.-Class A (a)	119,600	42,979,456
Tencent Holdings Ltd	1,491,600	10,858,776

		71,901,266

IT Services - 3.6%
Cap Gemini SA	247,355	7,969,703
Infosys Technologies Ltd. (Sponsored) (ADR)	149,600	4,386,272
SAIC, Inc. (a)	235,900	4,357,073
Visa, Inc.-Class A	223,300	12,359,655
The Western Union Co.-Class W	308,400	4,706,184

		33,778,887

Software - 17.3%
Activision Blizzard, Inc. (a)	1,462,700	18,225,242
Adobe Systems, Inc. (a)	608,500	16,210,440
Citrix Systems, Inc. (a)	165,200	4,257,204

Company	Shares	U.S. $ Value
McAfee, Inc. (a)	306,200	9,966,810
Microsoft Corp.	2,045,100	45,667,083
Nintendo Co. Ltd.	46,500	14,940,826
Oracle Corp. (a)	366,200	6,697,798
Red Hat, Inc. (a)	818,300	10,891,573
Salesforce.com, Inc. (a)	295,900	9,161,064
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	327,500	9,055,375
Symantec Corp. (a)	1,054,700	13,268,126
Synopsys, Inc. (a)	256,500	4,688,820

		163,030,361

		268,710,514

Semiconductors & Semiconductor Equipment - 12.2%
Semiconductors & Semiconductor Equipment - 12.2%
Analog Devices, Inc.	522,000	11,149,920
Applied Materials, Inc.	1,340,400	17,304,564
Intel Corp.	3,058,100	48,929,600
KLA-Tencor Corp.	454,400	10,564,800
Nvidia Corp. (a)	1,112,900	9,749,004
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	1,201,619	9,925,377
Tokyo Electron Ltd.	233,100	7,772,452

		115,395,717

Pharmaceuticals & Biotechnology - 6.9%
Biotechnology - 3.2%
Amicus Therapeutics, Inc. (a)	52,200	554,886
Basilea Pharmaceutica (a)	10,103	1,369,928
Biogen Idec, Inc. (a)	42,400	1,804,120
BioMarin Pharmaceutical, Inc. (a)	79,700	1,460,104
Celgene Corp. (a)	67,900	4,363,254
CSL Ltd./Australia	141,108	3,431,718
Genentech, Inc. (a)	157,780	13,086,273
Gilead Sciences, Inc. (a)	103,600	4,750,060

		30,820,343

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	301,500	9,295,245

Pharmaceuticals - 2.7%
Abbott Laboratories	66,118	3,646,408
Allergan, Inc.	47,300	1,876,391
Bristol-Myers Squibb Co.	102,000	2,096,100
Novartis AG	115,757	5,875,594
Pharmstandard (GDR) (a)(b)	31,012	492,470
Roche Holding AG	34,446	5,267,720
Schering-Plough Corp.	136,300	1,974,987
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	92,480	3,965,542

		25,195,212

		65,310,800

Company	Shares	U.S. $ Value
Telecommunication Services - 4.0%
Diversified Telecommunication Services - 1.8%
Nippon Telegraph & Telephone Corp.	1,998	8,153,278
Telmex Internacional SAB de CV (ADR)	851,300	8,930,137

		17,083,415

Wireless Telecommunication Services - 2.2%
America Movil SAB de CV Series L (ADR)	298,500	9,235,590
American Tower Corp.-Class A (a)	215,100	6,949,881
MetroPCS Communications, Inc. (a)	303,800	4,174,212

		20,359,683

		37,443,098

Health Care Equipment & Services - 2.1%
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	28,000	2,467,360
Baxter International, Inc.	65,900	3,986,291
Becton Dickinson & Co.	53,900	3,740,660
Covidien Ltd.	61,100	2,706,119
CR Bard, Inc.	35,200	3,106,400

		16,006,830

Health Care Providers & Services - 0.4%
Medco Health Solutions, Inc. (a)	94,800	3,597,660

		19,604,490

Diversified Financials - 2.0%
Capital Markets - 1.0%
The Charles Schwab Corp.	474,200	9,066,704

Diversified Financial Services - 1.0%
Nasdaq Stock Market, Inc. (a)	287,900	9,345,234

		18,411,938

Media - 1.6%
Media - 1.6%
The DIRECTV Group, Inc. (a)	677,800	14,837,042

Capital Goods - 1.0%
Construction & Engineering - 1.0%
Shaw Group, Inc. (a)	553,000	9,893,170

Retailing - 0.9%
Internet & Catalog Retail - 0.9%
Amazon.Com, Inc. (a)	156,200	8,940,888

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Denbury Resources, Inc. (a)	675,000	8,579,250

Company	Shares	U.S. $ Value
Funds and Investment Trusts - 0.8%
Funds and Investment Trusts - 0.8%
Health Care Select Sector SPDR Fund	147,100	3,993,765
iShares Dow Jones US Healthcare Sector Index Fund	74,000	3,997,480

Total Common Stocks (cost $1,021,749,482)		877,732,136

SHORT-TERM INVESTMENTS - 12.5%
Investment Companies - 12.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $117,451,581)	117,451,581	117,451,581

Total Investments - 105.5% (cost $1,139,201,063)		995,183,717
Other assets less liabilities - (5.5)%		(51,675,732)

Net Assets - 100.0%		$943,507,985

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the market value of this security amounted to $492,470 or 0.1% of net assets.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ITEM 2.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.    EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	December 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	December 24, 2008